Financial Instruments and Financial Risk Management - Schedule of Foreign Exchange Rate Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
10% Appreciation | United States Dollars
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ 24,118	$ (21,661)
10% Appreciation | GBP
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(21,372)	18,747
10% Appreciation | EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(17,234)	(2,791)
10% Depreciation | United States Dollars
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(29,478)	26,475
10% Depreciation | GBP
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	17,486	(15,338)
10% Depreciation | EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ 14,101	$ 2,284